Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates	$ 4,400	$ 4,400	$ 1,100
Income tax (benefit) expense	(251,327)	(26,403)	114,927
PUERTO RICO
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates	135,720	65,662	79,876
Net benefit of net tax exempt interest income	(36,993)	(25,540)	(31,379)
Deferred tax asset valuation allowance	(32,990)	166	7,192
Non-deductible expenses	32,115	23,093	21,756
Difference in tax rates due to multiple jurisdictions	(12,029)	(6,034)	(8,555)
Income Tax Reconciliation Change in Deferred Tax Asset	(197,467)	0	103,287
Unrecognized Tax Benefits Period Increases Decreases	(7,727)	(8,985)	(5,160)
Income Tax Reconciliation Other Adjustments	5,837	3,367	3,377
Income tax (benefit) expense	(251,327)	(26,403)	114,927
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Computed income tax at statutory rates	39.00%	30.00%	30.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income	(11.00%)	(12.00%)	(12.00%)
Deferred tax asset valuation allowance	(9.00%)	0.00%	3.00%
Non-deductible expenses	9.00%	11.00%	8.00%
Difference in tax rates due to multiple jurisdictions	(3.00%)	(3.00%)	(3.00%)
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate	(57.00%)	0.00%	39.00%
EffectiveIncomeTaxRateReconciliationOtherAdjustments	(2.00%)	(4.00%)	(2.00%)
Income tax (benefit) expense	(72.00%)	(12.00%)	43.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions	(137,793)	(78,132)	(1,852)
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other	(40.00%)	(36.00%)	(1.00%)
PUERTO RICO | Recognition Of Tax Benefits From Previous Years [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions	$ 0	$ 0	$ (53,615)
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other	0.00%	0.00%	(20.00%)
PUERTO RICO | State Taxes And Others [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other	2.00%	2.00%	1.00%